FINANCIAL INSTRUMENTS - Fair value of call options (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2020
Disclosure of fair value measurement of equity [line items]
Number of working days over which stock market prices are observed	90 days
Reconciliation of changes in fair value measurement, assets [abstract]
Beginning balance, assets	$ 90,512
Ending balance, assets	97,026
Call option on $1,000 mandatory convertible bonds | Level 3
Reconciliation of changes in fair value measurement, assets [abstract]
Beginning balance, assets	15	$ 59
Change in fair value	(10)	37	$ (81)
Ending balance, assets	5	$ 96	$ 59
Mandatorily convertible unsecured unsubordinated bonds
Disclosure of fair value measurement of equity [line items]
Notional amount	$ 1,000